Earnings Per Share (Details) - USD ($)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Numerator:
Net (loss)/ income attributable to ordinary shareholders for computing net income per ordinary share - basic	$ (28,427,244)	$ (6,755,603)	$ 1,406,519
(Gain)/ loss on valuation of warrants	(531,099)	(6,856,682)	7,906,529
Net (loss)/ income attributable to ordinary shareholders for computing net income per ordinary share - diluted	$ (28,958,343)	$ (13,612,285)	$ 9,313,048
Denominator:
Weighted average number of shares used in calculating net income per ordinary share - basic	9,914,313	9,323,108	6,462,577
Weighted average number of shares used in calculating net income per ordinary share - diluted	9,914,313	9,323,108	6,462,577
Net/(loss) income per ordinary share - basic	$ (2.87)	$ (1.46)	$ 1.44
Net/(loss) income per ordinary share - diluted	$ (2.92)	$ (1.46)	$ 1.44